POST-EMPLOYMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure Of Consolidated Actuarial Information

Actuarial information

2018	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of obligations	11,073	2,344	48	427	13,892
Fair value of plan assets	(9,062)	—	—	—	(9,062)

Initial net liabilities	2,011	2,344	48	427	4,830
Adjustment to asset ceiling	159	—	—	—	159

Net liabilities in the statement of financial position	2,170	2,344	48	427	4,989

2017	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of funded obligations	10,545	1,809	39	270	12,663
Fair value of plan assets	(8,546)	—	—	—	(8,546)

Initial net liabilities	1,999	1,809	39	270	4,117
Adjustment to asset ceiling	69	—	—	—	69

Net liabilities in the statement of financial position	2,068	1,809	39	270	4,186

Disclosure of Changes In Present Value of Defined Benefit Obligation

The changes in the present value of the defined benefit obligation are as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation at December 31. 2015	8,049	1,323	30	554	9,956
Cost of current service	5	9	—	3	17
Interest on actuarial obligation	1,013	174	4	72	1,263
Actuarial losses (gains):
Due to changes in demographic assumptions	(1)	—	—	—	(1)
Due to changes in financial assumptions	1,253	391	9	175	1,828
Due to adjustments based on experience	231	(87)	(3)	21	162

	1,483	304	6	196	1,989
Benefits paid	(807)	(99)	(2)	(11)	(919)

Defined-benefit obligation at December 31. 2016	9,743	1,711	38	814	12,306
Cost of current service	5	11	—	3	19
Interest on actuarial obligation	980	178	3	85	1,246
Actuarial losses (gains):
Due to changes in demographic assumptions	191	—	—	—	191
Due to changes in financial assumptions	414	66	2	55	537
Due to adjustments based on experience	53	(44)	(2)	(60)	(53)

	658	22	—	(5)	675
Plan amendment – Past service	—	—	—	(619)	(619)
Benefits paid	(841)	(113)	(2)	(8)	(964)

Defined-benefit obligation at December 31. 2017	10,545	1,809	39	270	12,663

Cost of current service	3	10	—	2	15
Interest on actuarial obligation	959	173	4	25	1,161
Actuarial losses (gains):
Due to changes in demographic assumptions
Due to changes in financial assumptions	467	402	8	26	903
Due to adjustments based on experience	(20)	68	—	113	161

	447	470	8	139	1,064
Benefits paid	(881)	(118)	(3)	(9)	(1,011)

Defined-benefit obligation at December 31. 2018	11,073	2,344	48	427	13,892

Disclosure of Changes in the Fair Value of Plan Assets

Changes in the fair values of the plan assets are as follows:

Pension plans and retirement supplement plans
Fair value of plan assets at December 31, 2015	6,703
Return on investments	2,105
Contributions from employer	127
Benefits paid	(807)

Fair value of plan assets at December 31, 2016	8,128
Return on investments	1,100
Contributions from employer	159
Benefits paid	(841)

Fair value of plan assets at December 31, 2017	8,546

Return on investments	1,220
Contributions from employer	178
Benefits paid	(881)

Fair value of the plan assets at December 31, 2018	9,063

Disclosure of Defined Benefit Plans Expense Recognised in Income Statement

The amounts recognized in 2018, 2017 and 2016 statement of income are as follows:

2018	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	4	10	0	1	15
Interest on the actuarial obligation	959	172	4	26	1,161
Expected return on the assets of the Plan	(771)	—	—	—	(771)

Expense (recovery of expense) in 2018 according to actuarial calculation	192	182	4	27	405

2017	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	5	11	—	3	19
Interest on the actuarial obligation	980	178	3	85	1,246
Expected return on the assets of the Plan	(810)	—	—	—	(810)
Past service cost	—	—	—	(619)	(619)

Expense (recovery of expense) in 2017 according to actuarial calculation	175	189	3	(531)	(164)

2016	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	5	9	—	3	17
Interest on the actuarial obligation	1,014	173	4	72	1,263
Expected return on the assets of the Plan	(833)	—	—	—	(833)

Total expense in 2016 according to actuarial calculation	186	182	4	75	447

Summary of Changes in Net Liabilities

Changes in net liabilities were as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2015	1,346	1,323	30	554	3,253
Expense recognized in Statement of income	187	182	4	75	448
Contributions paid	(128)	(99)	(2)	(11)	(240)
Actuarial losses (1)	274	305	6	196	781

Net liabilities at December 31, 2016	1,679	1,711	38	814	4,242
Expense recognized in Statement of income	175	189	3	88	455
Contributions paid	(160)	(113)	(2)	(7)	(282)
Plan amendment – Past service	—	—	—	(619)	(619)
Actuarial losses (gains) (1)	374	22	(1)	(5)	390

Net liabilities at December 31, 2017	2,068	1,809	38	271	4,186

Expense recognized in Statement of income	193	183	4	25	405
Contributions paid	(178)	(118)	(2)	(9)	(307)
Actuarial losses (1)	87	470	8	140	705

Net liabilities at December 31, 2018	2,170	2,344	48	427	4,989

	2018	2017
Current liabilities	253	232
Non-current liabilities	4,736	3,954

(1)	Recognized directly in Comprehensive income.

Summary of Independent Actuaries Estimate for the Expense Amount

The independent actuary’s estimation for the expense to be recognized for 2019 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	14	—	3	18
Interest on the actuarial obligation	978	208	4	38	1,228
Expected return on the assets of the Plan	(782)	—	—	—	(782)

Estimated total expense in 2019 as per actuarial report	197	222	4	41	464

Summary of Expectation for Payment of Benefits

The expectation for payment of benefits for 2019 is as follows:

	Pension plans and retirement supplement plans – Forluz	Health plan	Dental plan	Life insurance	Total
Estimated payment of benefits	863	127	3	17	1,010

Summary of Average Periods of the Obligations Under the Benefit Plans

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans		Health plan	Dental plan	Life insurance
Plan A	Plan B
9.59	11.31	12.72	12.67	16.50

Summary of Principal Categories Percentage of Plan Assets

The main categories plan’s assets, as a percentage of total plan’s assets are as follows:

	2018	2017
Shares of Brazilian companies	7.11%	6.63%
Fixed income securities	71.92%	74.12%
Real estate property	4.69%	8.05%
Others	16.28%	11.20%

Total	100.00%	100.00%

Summary of Fair Value of Pension Plan Assets Issued by Sponsors and Subsidiaries

The following assets of the pension plan, measured at fair value, are related to the Company:

	2018	2017
Non-convertible debentures issued by the Company and subsidiaries	380	363
Shares issued by the Company	35	10
Real estate properties of the Foundation, occupied by the Company and subsidiaries	662	725

	1,077	1,098

Summary of Actuarial Assumptions

This table provides the main actuarial assumptions:

	2018
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	9.02%	9.13%	9.16%
Annual expected return on plan assets	9.02%	9.13%	9.16%
Long-term annual inflation rate	4.01%	4.01%	4.01%
Estimated future annual salary increases	4.01%	Not applicable	5.26%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT 49 M	Winklevoss D30%	Winklevoss D30%
Real growth of contributions above inflation (1)	—	1.00%	—

(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

	2017
	Pension plans and retirement supplement plans	Health and Dental plans	Life insurance
Annual discount rate for present value of the actuarial obligation	9.48%	9.60%	9.57%
Annual expected return on plan assets	9.48%	9.60%	9.57%
Long-term annual inflation rate	4.00%	4.00%	4.00%
Estimated future annual salary increases	4.00%	Not applicable	6.08%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT 49 M	Winklevoss D30%	Winklevoss D30%

	2016
	Pension plans and retirement supplement plans	Health and Dental plans	Life insurance
Annual discount rate for present value of the actuarial obligation	10.47%	10.40%	10.50%
Annual expected return on plan assets	10.47%	10.40%	10.50%
Long-term annual inflation rate	4.50%	4.50%	4.50%
Estimated future annual salary increases	4.50%	Not applicable	6.59%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Álvaro Vindas	Álvaro Vindas D10%	Álvaro Vindas D10%
Disabled mortality table	AT 49 M	Winklevoss D30%	Winklevoss D30%

Summary of Sensitivity Analysis of the Effects of Changes in the Principal Actuarial Assumptions Used to Determine the Defined-benefit Obligation

Below is a sensitivity analysis of the effects of changes in the main actuarial assumptions used to determine the defined-benefit obligation at December 31, 2018:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Reduction of one year in the mortality table	229	45	1	(15)	260
Increase of one year in the mortality table	(233)	(45)	(1)	16	(263)
Reduction of 1% in the discount rate	1,183	327	7	78	1,595